Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document And Entity Information
Entity Registrant Name	DUOS TECHNOLOGIES GROUP, INC.
Entity Central Index Key	0001396536
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
EntitySmallBusiness	true
EntityEmergingGrowthCompany	false